Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
2024 (remaining)	$ 3,036
2025	4,050	$ 4,050
2026	4,050	4,050
2027	4,050	4,050
2028	4,050	4,050
Thereafter	12,152
Future Amortization Expense	$ 31,388	32,400	$ 36,450
2028		4,050
Thereafter		$ 12,150